OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2021
OTHER RECEIVABLES, NET
Schedule of Other receivables, net

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Party	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,141,829	¥957,277	$148,235
Deposits for projects	1,381,081	1,982,987	307,066
VAT recoverable	3,746,435	3,562,295	551,622
Others	1,614,133	1,469,949	227,621
	7,883,478	7,972,508	1,234,544
Less: Long term portion (B)	(3,640)	(114,679)	(17,758)
Allowance for credit losses	(1,529,036)	(918,153)	(142,176)
Other receivable - current portion	¥6,350,802	¥6,939,676	$1,074,610
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,461,724	¥1,529,036	$236,772
Balance acquired from FGS	—	151,689	23,488
Charge to (reversal of) expense	67,312	(187,161)	(28,981)
Less: write-off	—	(575,411)	(89,103)
Ending balance	¥1,529,036	¥918,153	$142,176